Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Rollforward of the deferred tax asset valuation allowance associated with branch restructuring

	Nine Months Ended September 30, 2012
	Japan	Other Non-U.S. Branches	Total
	(In millions)
Balance, beginning of period	$566	$154	$720
Income tax expense (benefit)	10	(11)	(1)
Deferred income tax expense (benefit) related to unrealized investment gains (losses)	320	(25)	295
Offsetting reduction in gross deferred tax asset related to the branch transfer to subsidiary	(896)	—	(896)

Balance, end of period	$—	$118	$118